S000065839 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Northern Trust Emerging Markets Quality Low Volatility ETF | FlexShares Emerging Markets Quality Low Volatility Index Fund
Prospectus [Line Items]
Annual Return [Percent]	21.72%	10.76%	8.34%	(12.93%)	1.28%	4.32%